Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0937 F: +1 202.637.3593 cynthiabeyea@ eversheds-sutherland.com

[Letterhead of Eversheds Sutherland (US) LLP]
September 22, 2017
VIA EDGAR
Jay Williamson, Esq.
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pathway Energy Infrastructure Fund, Inc.
Registration Statement on Form N-2
(File Nos. 333-219511 and 811-22807)

Dear Mr. Williamson:
On behalf of Pathway Energy Infrastructure Fund, Inc. (the “Fund”) set forth below are the Fund’s responses to the oral comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to the Fund on August 24, 2017 regarding the Fund’s Registration Statement on Form N-2 (File Nos. 333-219511 and 811-22807) (the “Registration Statement”) and the prospectuses contained therein (each, a “Prospectus” and collectively, the “Prospectuses”). References to the “Act” below refer to the Investment Company Act of 1940, as amended.

General

1.
Throughout your document, you present information as of June 30, 2016. Please update to include recent information. We may have additional comments on revised disclosure once you have done so. Your filing contains separate prospectuses for different share classes. For brevity, we have only commented on the prospectus for the first share classes. Please ensure that comments are incorporated where appropriate. We previously gave comments on a proxy statement in which you contemplate significant revisions, including a revised concentration policy and charter amendments. Please advise us of your intentions with respect to this filing as it relates to the approval of the proposals in your proxy.

Response: The Fund has updated the information throughout its Registration Statement and has incorporated the Staff’s comments throughout each of its Prospectuses where appropriate. The Fund intends to submit several proposals to its stockholders for their approval. Upon receiving the approval of its stockholders, the Fund intends to continue its offering of common stock pursuant to the Registration Statement. Unless and until each of the proposals submitted to the Fund’s stockholders are approved, the Fund does not intend to request effectiveness of or offer securities under this Registration Statement.

Prospectus Cover Page

2.
[Prospectus Cover] We note the Fund is changing its name from Pathway Energy Infrastructure Fund, Inc. to the Pathway Capital Opportunity Fund, Inc. In connection with its name change, the Fund is broadening the types of projects it may invest in, but will continue to focus on Infrastructure companies generally. Given the overall context, the reference to "capital" in the Fund's name appears to suggest a particular type of investment and thus implicates the names rule. Please revise to provide a Rule 35d-1 compliant policy and describe the types of investments that will qualify for compliance.

Response: The Fund advises the Staff that it believes that the terms “Capital” and “Capital Opportunity” used in the Fund’s name do not imply an investment in a particular type or in a particular industry or group of industries that would fall within the purview of Rule 35d-1. The Fund believes that investors view the term “Capital” as indicating the financial value of assets or assets used to generate wealth, and further believes that investors will perceive a “Capital Opportunity” as seeking chances to generate wealth through investment. Additionally, the Fund believes that its understanding of investor expectations is supported by the fact that other registered funds with the term “Capital Opportunity” have not adopted an investment policy pursuant to Rule 35d-1. For example, none of Vanguard Capital Opportunity Fund, Snow Capital Opportunity Fund or T. Rowe Price Capital Opportunity Fund appear to have adopted a policy under Rule 35d-1.

3.
[Prospectus Cover] Please confirm that your investors have been or will be provided with the notice required by Rule 35d-1 in connection with the change to the Fund's name and policy. In addition, please advise whether you will engage in any portfolio repositioning in connection with the name change.

Response: The Fund advises the Staff that it has already provided its investors with the notice required by Rule 35d-1 in a prospectus supplement dated July 26, 2017. The Fund does not intend to engage in portfolio repositioning in connection with its name change. Instead, the Fund intends to allocate new capital pursuant to its broadened investment strategies.

4.
[Prospectus Cover] We note you define Infrastructure companies as those that support the operation, function, growth or development of a community or an economy. We believe this definition is vague and doesn’t inform the investor of the types of companies you will invest in, nor does it appear consistent with what investors would typically expect from Infrastructure companies. Please revise to include a more appropriate definition.

Response: The definition of Infrastructure companies has been revised as requested.

5.	[Prospectus Cover] We note your intention to invest in equity and junior CLO tranches. Please disclose how much of your portfolio may be invested in these securities.

Response: The Fund does not intend to limit its investment in equity and junior CLO tranches except that the Fund may not invest more than 50% of its assets in such investments given its investment strategy to invest 50% of its assets in Infrastructure companies and Infrastructure-Related companies.

6.	[Prospectus Cover] Please reconcile the statement that investors have no right to repurchase shares to your fundamental policy.

Response: The Fund has revised the disclosure on the Prospectus cover page in accordance with the Staff’s comment.

Prospectus Summary

7.
[Page 1] We note your statement that you consider infrastructure companies to include “(a) companies engaged in the ownership, development, construction, maintenance, renovation, enhancement, or operation of infrastructure assets; (b) companies that invest in, own, lease or hold infrastructure assets; and (c) companies that operate infrastructure assets or provide services, products or raw materials related to the development, construction, maintenance, renovation, enhancement or operation of infrastructure assets.” Please revise the definition to clarify what you mean by infrastructure assets. In addition, please clarify how you determine your investment has the requisite tie to infrastructure assets.

Response: The Fund has revised its disclosure as requested.

8.
[Page 2] We note your comment that you seek to meet your investment objective by, among other things, employing a yield oriented investment approach. In the prospectus for your other share classes, the disclosure refers to a conservative investment approach. Please ensure that your prospectus disclosures are consistent across share classes unless you are discussing share class specific information.

Response: The Fund has revised its disclosure in accordance with the Staff’s comment and has conformed such disclosure across each of the Prospectuses.

9.	[Page 2] Given the passage of time, consider whether the discussion of when you broke escrow is needed in the summary.

Response: The Fund has considered the Staff’s comment and has removed the language referenced in the Staff’s comment.

10.	[Page 8] Under the subheading “Market Opportunity,” please provide support for the last sentence of the first paragraph.

Response: The Fund has revised its disclosure to include a citation for the sentence referenced in the Staff’s comment.

11.
[Page 9] Please remove the statement that infrastructure high-yield debt has delivered over 20% returns from your prospectus as it does not relate to the fund's past or future performance and it is potentially misleading. This comment relates to your graphs as well.

Response: The Fund has removed from the disclosure the statement and graphs referenced in the Staff’s comment.

12.
[Page 14] The disclosure under the expense support and conditional reimbursement agreement suggests that the adviser may be reimbursed under the Expense Support Agreement up to the date upon which the public offering period of shares of your common stock ends. It isn't clear whether this would enable the adviser to recoup fees beyond three years from the date on which they were waived. Please clarify and tell us how your amended agreement and disclosure complies with the accounting guidance.

Response: The Fund has revised its disclosure to clarify that it will have no obligation to reimburse the Adviser for expense support payments beyond three years from the date on which the expense support payment was made, regardless of whether the Adviser waives reimbursement at any point during this period. The Fund advises the Staff that the agreement does not permit the Adviser to reimbursement of expense support payments beyond the three-year period permitted under the accounting guidance referenced by the Staff.

13.
[Page 14] We note that you have made a variety of changes in the way certain amounts are calculated to determine the adviser's obligations under the Expense Support Agreement. Please clarify that you have not changed the way these terms are calculated for any other purposes, such as the incentive fee calculation.

Response: The Fund has revised its disclosure to clarify that these calculations have been adjusted solely for the purpose of determining the expense support payment and reimbursement obligations of the Adviser and the Fund, respectively, pursuant to the Expense Support Agreement and not for any other purpose, including the calculation of the incentive fee.

14.	[Page 15] Please explain to us how the reimbursement agreement discussed here relates to or is different from the discussion that precedes it.

Response: The Fund advises the Staff that the expense limitation agreement will go into effect upon the effectiveness of the Registration Statement in connection with the Fund’s restructuring into an interval fund. The Adviser will no longer be obligated to make any payments pursuant to the Expense Support Agreement once the expense limitation agreement goes into effect, however, the Company will continue to be obligated to reimburse the Adviser for expense support payments up to three years from the date of such expense support payment and in accordance with the terms of the Expense Support Agreement in effect at the time the expense support payment was made.

15.	[Page 15] With respect to the reimbursement cap, there is a reference to an upper limit on reimbursement, we think that there should also be a reference to any lower limits that may be in place.

Response: The Fund has revised its disclosure to clarify that reimbursement may not be made if it would cause any lower expense limit in place at the time of reimbursement to be exceeded.

16.
[Page 18] We note that 21% of your net assets are invested in CLOs. In an October 21, 2015 letter to the staff, you represented that the fund would limit its investments in CLOs to 15% of its total assets consistent with the Staff's position. Please confirm that you are and were in compliance with your prior disclosure and representation to us for each period. In addition, please note that the Staff's position with respect to CLOs has not changed.

Response: The Fund advises the Staff that the Fund has been and is currently in compliance with its representation that CLOs would comprise no more than 15% of the Fund’s total assets.

17.
[Page 19] We note that you disclose an annualized distribution rate of approximately 6% based on your current past distributions and share price, please confirm that your distributions are paid solely from investment income and not other sources and are sustainable. In addition, please explain why it is appropriate to present an annualized distribution rate, particularly if the rate is based on return of capital or depends on some level of adviser support.

Response: In response to the Staff’s comment, the Fund has removed the reference to its annualized distribution rate from the disclosure.

18.
[Page 20] We note that you present a table disclosing your distributions. As applicable for each distribution, separately disclose any amounts representing a return of capital. Also please consider whether you need a distribution table under "recent events." This information is presented under "Distributions" in substantially the same format later in the document.

Response: The Fund has included information regarding return of capital in accordance with the Staff’s comment. The Fund has also revised the disclosure to remove the duplicative table from the Prospectus summary in response to the Staff’s comment.

Fees and Expenses

19.
[Page 22] In footnote 2 to the fees and expenses table, you state that your management fee is based on an annual rate of 2% based on the average of your total assets from your two most recently completed calendar quarters. You then state that the figure in the table is calculated on the basis of your average total assets over the following 12 months. We generally expect the management fee to be presented on the basis of net assets, as that is what is called for by item 3 to Form N-2. Please explain or revise.

Response: The Fund has revised footnote 2 to clarify that the Fund has calculated the percentage for base management fees in the table in accordance with the form requirements and the Staff’s comment.

20.	[Page 22] Please update your average interest rate disclosure in footnote 4 to the fees and expenses table.

Response: The Fund has updated the information in footnote 4 to the fees and expenses table in accordance with the Staff’s comment.

Financial Highlights

21.	[Page 24] Please revise footnote C to the Financial Highlights table on page 24 to be more informative to investors.

Response: The Fund has revised footnote C in accordance with the Staff’s comment.

Questions and Answers About this Offering

22.	[Page 27] Please update the disclosure under "will I be notified" if you already have a reporting obligation due to prior registration statements.

Response: The Fund has revised the disclosure in accordance with the Staff’s comment.

Risk Factors - “Holders of any preferred stock we might issue would have the right to elect members of our Board of Directors and class voting rights on certain matters.”

23.	[Page 53] Please confirm that you have no intention to issue preferred stock within 1 year of the effectiveness of your registration statement.

Response: The Fund confirms that it has no current intention to issue preferred stock within 1 year of the effectiveness of the Registration Statement. The Fund has added this disclosure to the Prospectus..

Investment Objective and Strategy

24.	[Page 63-64] We note your intention to focus in part on debt investments in infrastructure related assets. As applicable, please disclose:

a.	Any maturity or duration strategy or constraints used on selecting securities or constructing a portfolio;

b.	How you conduct your credit analysis and any constraints based on credit quality.

Response: The Fund advises the Staff that the Fund does not have any constraints with regard to maturity or duration of debt securities that it uses in constructing its portfolio and that such disclosure has been added to the prospectus. The Fund advises the Staff that its process for conducting a credit analysis is disclosed on page 66 of the Prospectus. The Fund does not have any specific constraints based on credit quality.

25.	[Page 63-64] Are there any portfolio constraints with respect to any infrastructure asset type? If so, please disclose them.

Response: The Fund does not have any portfolio constraints with respect to type of infrastructure asset. While the Fund identifies several types of infrastructure assets to which its portfolio companies will have exposure to, this is not an exhaustive list.

26.
[Page 67] In the first paragraph under the subheading "Investments" the disclosure here mentions a minimum offering requirement. Your disclosure does not suggest the offering is subject to a minimum. Please revise.

Response: The Fund has revised the disclosure to remove the reference to a minimum offering requirement.

Investment Advisory Agreement

27.
[Page 79] We note your statement that the Adviser may defer payment of its fees in its discretion. Please advise why this is appropriate for example would this be considered a form of borrowing, or would it increase total assets for purposes of calculating subsequent management fees. Please revise as appropriate.

Response: The Fund advises the Staff that it has removed the reference to deferral of fees. Additionally, the Fund Advises the Staff that waivers of advisory fees and any recoupment thereof will be accomplished pursuant to the terms of the expense limitation agreement described in the prospectus.

Description of Our Securities

28.	[Page 87] Please remove the reference to the Maryland General Corporation Law from lead-in paragraph.

Response: The Fund has revised the disclosure to remove the reference to the Maryland General Corporation Law.

29.
[Page 89] Please revise the disclosure under “Election of Directors” to reflect the result of any recent charter amendments. For example, if you do not intend to hold annual meetings, the discussion under "election of directors" should be revised to reflect the fact that investor's ability to reflect the fact that investors ability to elect directors may be limited.

Response: The Fund has revised its disclosure in accordance with the Staff’s comment.

Plan of Distribution

30.	[Page 100] Under the subheading “Class A Shares”, if the Class A shares are subject to a shareholder servicing expense, disclose in a manner similar to your Class C share presentation.

Response: The Fund has added the requested disclosure in accordance with the Staff’s comment.

Statement of Additional Information

31.	[SAI 18] Please advise why there is no fundamental policy with respect to making loans.

Response: The Fund advises the Staff that its fundamental policy with respect to making loans, as set forth in the Registration Statement, is to allow the Fund to make loans consistent with its policies and procedures. The Fund further advises the Staff that, in order to clarify this policy, the Fund is seeking shareholder approval of a fundamental policy to permit the Fund to make loans to the fullest extent permitted by law.

*    *    *    *    *

If you have any questions or additional comments concerning the foregoing, please contact the undersigned at (202) 383-0472.

Sincerely,

Cynthia R. Beyea

cc:    M. Grier Eliasek, Prospect Capital Management L.P.
Stanton Eigenbrodt, Stratera Holdings, LLC